SEGMENTED INFORMATION (Schedule of Assets by Segments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEGMENTED ASSETS AND LIABILITIES
Assets	$ 660,915	$ 534,882
Cash	12,539	21,434	$ 5,346
Deferred income tax assets	13,581	16,934
Deferred financing costs and other long term assets	2,817	2,416
Loan receivable, principal		23,357
Noncurrent assets	545,528	402,785
Mineral, royalty and other interests	365,477	402,785
Hot Maden interest	177,452
Material reconciling items [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	109,194	126,307
Cash	12,539	21,434
Investments	78,882	61,293
Deferred income tax assets	13,581	16,934
Deferred financing costs and other long term assets	4,192	3,289
Loan receivable, principal		23,357
Reportable segments [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	551,721	408,575
Aurizona [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	10,723	10,723
Bachelor Lake [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	1,124	5,268
Black Fox [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	11,350	13,946
Chapada [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	63,026	66,791
Diavik [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	36,739	42,450
Hot Maden [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	183,271	5,818
Mineral, royalty and other interests	5,800	5,816
Hot Maden interest	177,452
Hugo North Extension and Heruga [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	35,351	35,351
Karma [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	21,034	24,389
Ming [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	11,300	11,653
Santa Elena [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	3,693	4,345
Yamana Silver Stream [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	70,556	72,807
Other Royalties [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	96,131	108,844
Other [member]
SEGMENTED ASSETS AND LIABILITIES
Assets	7,423	6,190
CANADA
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	86,832	99,728
BRAZIL
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	77,113	85,410
MONGOLIA
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	36,589	36,589
BURKINA FASO
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	20,087	26,807
UNITED STATES
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	16,055	21,403
TURKEY
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	187,725	10,260
SOUTH AFRICA
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	4,301	4,066
MEXICO
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	2,874	4,033
ARGENTINA
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	94,166	95,191
FRENCH GUIANA
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	5,154	5,153
HONDURAS
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	1,430	2,248
CHILE
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	2,460	2,460
PARAGUAY
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets		1,264
COTE D'IVOIRE
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	400
BOTSWANA
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	1,017
PERU
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	6,434	4,899
AUSTRALIA
SEGMENTED ASSETS AND LIABILITIES
Noncurrent assets	$ 2,891	$ 3,274